LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Opening Balance	$ 8,325,304	$ 7,648,183
Changes
Additions	1,170,874	1,322,718
Withdrawals	15,646	6,905
Depreciation	(439,143)	(441,766)
Increase (decrease) through net exchange differences	(25,719)	(115,306)
Increase (decrease) through others	0	0
Reclassification from lease to Property, plant and equipment	7,403	2,786
Total changes	628,080	677,121
Closing balance	8,953,384	8,325,304
Land [Member]
Statement [Line Items]
Opening Balance	930,372	971,061
Changes
Additions	6,647	3,449
Withdrawals	697	782
Depreciation	0	0
Increase (decrease) through net exchange differences	(7,181)	(28,405)
Increase (decrease) through others	822	6
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(41,907)	(40,689)
Closing balance	888,465	930,372
Buildings [member]
Statement [Line Items]
Opening Balance	2,248,784	2,247,996
Changes
Additions	8,440	5,149
Withdrawals	2,572	1,540
Depreciation	(136,490)	(139,971)
Increase (decrease) through net exchange differences	(4,359)	(21,954)
Increase (decrease) through others	66,235	181,825
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(83,466)	788
Closing balance	2,165,318	2,248,784
Plant and equipment [member]
Statement [Line Items]
Opening Balance	3,026,136	3,139,761
Changes
Additions	22,372	38,618
Withdrawals	6,011	3,986
Depreciation	(288,723)	(286,740)
Increase (decrease) through net exchange differences	(12,084)	(55,349)
Increase (decrease) through others	178,611	235,776
Reclassification from lease to Property, plant and equipment	7,251	2,411
Total changes	(110,525)	(113,625)
Closing balance	2,915,611	3,026,136
IT Equipment [member]
Statement [Line Items]
Opening Balance	26,166	20,906
Changes
Additions	1,277	906
Withdrawals	42	97
Depreciation	(6,424)	(6,572)
Increase (decrease) through net exchange differences	(80)	(288)
Increase (decrease) through others	3,243	11,796
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(2,650)	5,260
Closing balance	23,516	26,166
Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	16,627	13,421
Changes
Additions	566	1,602
Withdrawals	0	30
Depreciation	(3,163)	(3,009)
Increase (decrease) through net exchange differences	170	(190)
Increase (decrease) through others	(617)	4,834
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(3,064)	3,206
Closing balance	13,563	16,627
Motor vehicles [member]
Statement [Line Items]
Opening Balance	15,055	14,922
Changes
Additions	470	1,553
Withdrawals	31	6
Depreciation	(3,278)	(4,325)
Increase (decrease) through net exchange differences	(219)	(309)
Increase (decrease) through others	1,995	3,149
Reclassification from lease to Property, plant and equipment	152	375
Total changes	(1,377)	133
Closing balance	13,678	15,055
Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	117,586	111,685
Changes
Additions	6,234	12,839
Withdrawals	4,188	46
Depreciation	(1,065)	(1,149)
Increase (decrease) through net exchange differences	(815)	(4,709)
Increase (decrease) through others	(4,906)	549
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(4,945)	5,901
Closing balance	112,641	117,586
Right-of-use assets [member]
Statement [Line Items]
Opening Balance	219,134	284,379
Changes
Additions	35,187	16,760
Withdrawals	3,316	6,891
Depreciation	(62,581)	(73,149)
Revaluation	(38)
Increase (decrease) through net exchange differences	(910)	(4,659)
Increase (decrease) through others	33	5,480
Reclassification from lease to Property, plant and equipment	(7,403)	(2,786)
Total changes	(39,028)	(65,245)
Closing balance	180,106	219,134
Right-of-use assets [member] | Land [Member]
Statement [Line Items]
Opening Balance	60,761	67,804
Changes
Additions	21,391	5,543
Withdrawals	16	474
Depreciation	(9,108)	(7,032)
Revaluation	0
Increase (decrease) through net exchange differences	(644)	(5,080)
Increase (decrease) through others	0	0
Reclassification from lease to Property, plant and equipment	0	0
Total changes	11,623	(7,043)
Closing balance	72,384	60,761
Right-of-use assets [member] | Buildings [member]
Statement [Line Items]
Opening Balance	19,954	25,940
Changes
Additions	11,557	1,601
Withdrawals	2,976	33
Depreciation	(5,386)	(6,224)
Revaluation	(7)
Increase (decrease) through net exchange differences	(6)	200
Increase (decrease) through others	(2,454)	(1,530)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	728	(5,986)
Closing balance	20,682	19,954
Right-of-use assets [member] | Plant and equipment [member]
Statement [Line Items]
Opening Balance	24,035	44,753
Changes
Additions	1,617	0
Withdrawals	0	5,087
Depreciation	(7,315)	(17,455)
Revaluation	0
Increase (decrease) through net exchange differences	(275)	540
Increase (decrease) through others	(864)	1,284
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(6,837)	(20,718)
Closing balance	17,198	24,035
Right-of-use assets [member] | IT Equipment [member]
Statement [Line Items]
Opening Balance	380	574
Changes
Additions	127	203
Withdrawals	0	0
Depreciation	(255)	(270)
Revaluation	0
Increase (decrease) through net exchange differences	(6)	(63)
Increase (decrease) through others	(22)	(64)
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(156)	(194)
Closing balance	224	380
Right-of-use assets [member] | Fixtures and fittings [member]
Statement [Line Items]
Opening Balance	698	1,138
Changes
Additions	0	0
Withdrawals	0	0
Depreciation	(356)	(481)
Increase (decrease) through net exchange differences	0	41
Increase (decrease) through others	(124)	0
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(480)	(440)
Closing balance	218	698
Right-of-use assets [member] | Motor vehicles [member]
Statement [Line Items]
Opening Balance	92,951	126,587
Changes
Additions	495	5,663
Withdrawals	226	862
Depreciation	(38,090)	(38,885)
Revaluation	(31)
Increase (decrease) through net exchange differences	21	(297)
Increase (decrease) through others	(27)	745
Reclassification from lease to Property, plant and equipment	0	0
Total changes	(37,858)	(33,636)
Closing balance	55,093	92,951
Right-of-use assets [member] | Other property, plant and equipment [member]
Statement [Line Items]
Opening Balance	20,355	17,583
Changes
Additions	0	3,750
Withdrawals	98	435
Depreciation	(2,071)	(2,802)
Revaluation	0
Increase (decrease) through net exchange differences	0	0
Increase (decrease) through others	3,524	5,045
Reclassification from lease to Property, plant and equipment	(7,403)	(2,786)
Total changes	(6,048)	2,772
Closing balance	$ 14,307	$ 20,355